COMPARATIVE AMOUNTS	12 Months Ended
Dec. 31, 2018
COMPARATIVE AMOUNTS
COMPARATIVE AMOUNTS

44.    COMPARATIVE AMOUNTS

Certain comparative amounts have been restated as a result of the business combinations under common control and voluntary change in the accounting policy as disclosed in note 38 and note 2.2(d).

The comparative consolidated statements of cash flows for the years ended December 31, 2016 and 2017 have been revised to reclassify the cash outflows for the purchase of non-controlling interests and business combination under common control from investing activities to financing activities in accordance with IAS 7 Statement of Cash Flows. This change did not impact the consolidated statement of financial position or consolidated statement of profit or loss and other comprehensive income for the prior periods.